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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 23066

Northern Lights Fund Trust IV

________________________________________________________________________

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

________________________________________________________________________

(Address of principal executive offices) (Zip code)

Jennifer Farrell

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, New York 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 470-2600

Date of fiscal year end: May 31, November 30

Date of reporting period: July 1, 2020 - June 30, 2021

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibits 1 through 8 is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2021 with respect to which the Registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the Registrant cast its vote on the matter;

(h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the Registrant cast its vote for or against management.

Registrant: NORTHERN LIGHTS FUND TRUST IV - FormulaFolios Hedged Growth ETF									Item 1, Exhibit 1
Investment Company Act file number: 811-23066
Reporting Period: July 1, 2020 through June 30, 2021

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted (Y/N)	(h) Fund Vote	(i) For/Against Management Recommendation
1	The FormulsFolios Hedged Growth ETF did not receive any proxies to vote for the time period.
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CONTENT KEY:
A.	Company Name - Company Name as it appeared on the ballot (e.g., Microsoft)
B.	Ticker - e.g., MSFT
C.	Security ID (cusip, isin, sedol) - as it appears on the ballot (e.g., 2383130)
D.	Meeting Type & Date - e.g., ANNUAL, SPECIAL; MM/DD/YYYY
E.	Agenda Item Number & Description - as it appeared on the ballot (e.g., 2. Approve Employee Stock Purchase Plan); identify each director considered for election.
F.	Management or Shareholder Proposal - identify whether the matter was proposed by the issuer or by a security holder (MGMT or SHAREHOLD)
G.	Voted - identify whether or not the registrant has voted on the matter (Y or N); if the matter was not voted include a footnote describing why the matter was not voted on.
H.	Fund Vote - FOR or AGAINST proposal, or ABSTAIN; FOR or WITHHOLD regarding election of directors
I.	Whether the registrant cast its vote for or against Management

Registrant: NORTHERN LIGHTS FUND TRUST IV - FormulaFolios Smart Growth ETF									Item 1, Exhibit 2
Investment Company Act file number: 811-23066
Reporting Period: July 1, 2020 through June 30, 2021

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted (Y/N)	(h) Fund Vote	(i) For/Against Management Recommendation
1	The FormulsFolios Smart Growth ETF did not receive any proxies to vote for the time period.
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CONTENT KEY:
A.	Company Name - Company Name as it appeared on the ballot (e.g., Microsoft)
B.	Ticker - e.g., MSFT
C.	Security ID (cusip, isin, sedol) - as it appears on the ballot (e.g., 2383130)
D.	Meeting Type & Date - e.g., ANNUAL, SPECIAL; MM/DD/YYYY
E.	Agenda Item Number & Description - as it appeared on the ballot (e.g., 2. Approve Employee Stock Purchase Plan); identify each director considered for election.
F.	Management or Shareholder Proposal - identify whether the matter was proposed by the issuer or by a security holder (MGMT or SHAREHOLD)
G.	Voted - identify whether or not the registrant has voted on the matter (Y or N); if the matter was not voted include a footnote describing why the matter was not voted on.
H.	Fund Vote - FOR or AGAINST proposal, or ABSTAIN; FOR or WITHHOLD regarding election of directors
I.	Whether the registrant cast its vote for or against Management

Registrant: NORTHERN LIGHTS FUND TRUST IV - FormulaFolios Tactical Growth ETF									Item 1, Exhibit 3
Investment Company Act file number: 811-23066
Reporting Period: July 1, 2020 through June 30, 2021

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted (Y/N)	(h) Fund Vote	(i) For/Against Management Recommendation
1	The FormulsFolios Tactical Growth ETF did not receive any proxies to vote for the time period.
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CONTENT KEY:
A.	Company Name - Company Name as it appeared on the ballot (e.g., Microsoft)
B.	Ticker - e.g., MSFT
C.	Security ID (cusip, isin, sedol) - as it appears on the ballot (e.g., 2383130)
D.	Meeting Type & Date - e.g., ANNUAL, SPECIAL; MM/DD/YYYY
E.	Agenda Item Number & Description - as it appeared on the ballot (e.g., 2. Approve Employee Stock Purchase Plan); identify each director considered for election.
F.	Management or Shareholder Proposal - identify whether the matter was proposed by the issuer or by a security holder (MGMT or SHAREHOLD)
G.	Voted - identify whether or not the registrant has voted on the matter (Y or N); if the matter was not voted include a footnote describing why the matter was not voted on.
H.	Fund Vote - FOR or AGAINST proposal, or ABSTAIN; FOR or WITHHOLD regarding election of directors
I.	Whether the registrant cast its vote for or against Management

Registrant: NORTHERN LIGHTS FUND TRUST IV - FormulaFolios Tactical Income ETF									Item 1, Exhibit 4
Investment Company Act file number: 811-23066
Reporting Period: July 1, 2020 through June 30, 2021

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted (Y/N)	(h) Fund Vote	(i) For/Against Management Recommendation
1	The FormulsFolios Tactical Income ETF did not receive any proxies to vote for the time period.
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CONTENT KEY:
A.	Company Name - Company Name as it appeared on the ballot (e.g., Microsoft)
B.	Ticker - e.g., MSFT
C.	Security ID (cusip, isin, sedol) - as it appears on the ballot (e.g., 2383130)
D.	Meeting Type & Date - e.g., ANNUAL, SPECIAL; MM/DD/YYYY
E.	Agenda Item Number & Description - as it appeared on the ballot (e.g., 2. Approve Employee Stock Purchase Plan); identify each director considered for election.
F.	Management or Shareholder Proposal - identify whether the matter was proposed by the issuer or by a security holder (MGMT or SHAREHOLD)
G.	Voted - identify whether or not the registrant has voted on the matter (Y or N); if the matter was not voted include a footnote describing why the matter was not voted on.
H.	Fund Vote - FOR or AGAINST proposal, or ABSTAIN; FOR or WITHHOLD regarding election of directors
I.	Whether the registrant cast its vote for or against Management

Registrant: NORTHERN LIGHTS FUND TRUST IV - LGM Risk Managed Total return Fund Fund									Item 1, Exhibit 5
Investment Company Act file number: 811-23066
Reporting Period: July 1, 2020 through June 30, 2021		From July 1, 2020	to June 30, 2021

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted (Y/N)	(h) Fund Vote	(i) For/Against Management Recommendation
1	No proxies voted. The Fund did not receive any proxies for the period July 1, 2020 to June 30, 2021.
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Registrant: NORTHERN LIGHTS FUND TRUST IV - Main BuyWrite Fund									Item 1, Exhibit 6
Investment Company Act file number: 811-23066
Reporting Period: July 1, 2020 through June 30, 2021		From July 1, 2020	to June 30, 2021

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted (Y/N)	(h) Fund Vote	(i) For/Against Management Recommendation
1	No proxies voted. The Fund did not receive any proxies for the period July 1, 2020 to June 30, 2021.
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Registrant: NORTHERN LIGHTS FUND TRUST IV - Main Sector Rotation ETF									Item 1, Exhibit 7
Investment Company Act file number: 811-23066
Reporting Period: July 1, 2019 through June 30, 2020		From July 1, 2020	to June 30, 2021

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted (Y/N)	(h) Fund Vote	(i) For/Against Management Recommendation
1	No proxies voted. The Fund did not receive any proxies for the period July 1, 2020 to June 30, 2021.
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Registrant: NORTHERN LIGHTS FUND TRUST IV - Main Thematic Innovation ETF									Item 1, Exhibit 8
Investment Company Act file number: 811-23066
Reporting Period: July 1, 2019 through June 30, 2020		From July 1, 2020	to June 30, 2021

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted (Y/N)	(h) Fund Vote	(i) For/Against Management Recommendation
1	No proxies voted. The Fund did not receive any proxies for the period July 1, 2020 to June 30, 2021.
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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title) /s/ Wendy Wang

Wendy Wang

President of the Trust

Date: July 29, 2021